UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, November 5, 2008
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $93,513
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
002824100
869
15086
15086
0
0
0
15086
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
733
36956
36956
0
0
0
36956
0
0
AMBIENT CORP
Common Stocks
02318N102
0
10000
10000
0
0
0
10000
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
532
14364
14364
0
0
0
14364
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
1835
51804
51804
0
0
0
51804
0
0
APPLIED MATERIALS INC
Common Stocks
038222105
1322
87355
87355
0
0
0
87355
0
0
AT&T INC NEW
Common Stocks
00206R102
2444
87532
87532
0
0
0
87532
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
842
24053
24053
0
0
0
24053
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670207
2936
668
668
0
0
0
668
0
0
BOEING COMPANY
Common Stocks
097023105
1248
21754
21754
0
0
0
21754
0
0
CBS CORP NEW CL B
Common Stocks
124857202
746
51142
51142
0
0
0
51142
0
0
CHEVRON CORP
Common Stocks
166764100
1609
19506
19506
0
0
0
19506
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
535
27820
27820
0
0
0
27820
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1501
66515
66515
0
0
0
66515
0
0
CITIGROUP INC
Common Stocks
172967101
1083
52807
52807.05
0
0
0
52807.046
0
0
COCA-COLA CO
Common Stocks
191216100
3355
63447
63447.16
0
0
0
63447.162
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1849
25249
25249
0
0
0
25249
0
0
DANAHER CORP
Common Stocks
235851102
1568
22600
22600
0
0
0
22600
0
0
ELI LILLY & CO
Common Stocks
532457108
1603
36397
36397
0
0
0
36397
0
0
ERHC ENERGY INC
Common Stocks
26884J104
57
200000
200000
0
0
0
200000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1314
20989
20989
0
0
0
20989
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5789
74539
74539
0
0
0
74539
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
506
42548
42548
0
0
0
42548
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
4724
185259
185259.5
0
0
0
185259.49
0
0
HALLIBURTON CO
Common Stocks
406216101
1436
44334
44334
0
0
0
44334
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3216
69551
69551
0
0
0
69551
0
0
HYFLUX LTD
Common Stocks
Y3817K105
25
15000
15000
0
0
0
15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2107
47402
47402
0
0
0
47402
0
0
INTEL CORP
Common Stocks
458140100
1337
71407
71407.36
0
0
0
71407.358
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3554
51293
51293
0
0
0
51293
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
1648
54348
54348
0
0
0
54348
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2159
33290
33290
0
0
0
33290
0
0
MEDTRONIC INC
Common Stocks
585055106
2220
44303
44303
0
0
0
44303
0
0
MERCK & CO INC
Common Stocks
589331107
1794
56844
56844
0
0
0
56844
0
0
MICROSOFT CORP
Common Stocks
594918104
1941
72713
72713
0
0
0
72713
0
0
ORACLE CORP
Common Stocks
68389X105
253
12460
12460
0
0
0
12460
0
0
PEPSICO INC
Common Stocks
713448108
4462
62606
62606
0
0
0
62606
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
3326
69157
69157
0
0
0
69157
0
0
PRAXAIR INC
Common Stocks
74005P104
2298
32026
32026
0
0
0
32026
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
5623
80682
80682.08
0
0
0
80682.085
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
090624990
0
368484
368484
0
0
0
368484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1194
15447
15447
0
0
0
15447
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1169
19805
19805
0
0
0
19805
0
0
SPECTRA ENERGY
Common Stocks
847560109
1926
80926
80926
0
0
0
80926
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
2285
42549
42549
0
0
0
42549
0
0
TARGET CORP
Common Stocks
87612E106
1649
33620
33620
0
0
0
33620
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1255
58350
58350
0
0
0
58350
0
0
UBS AG - NEW
Common Stocks
H89231338
625
35635
35635
0
0
0
35635
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1791
28485
28485
0
0
0
28485
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2817
46902
46902
0
0
0
46902
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
800
24924
24924
0
0
0
24924
0
0
WALGREEN CO
Common Stocks
931422109
1604
51822
51822
0
0
0
51822
0
0